CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Profit (Loss) before income tax and social contribution	R$ 14,743,240	R$ 2,957,864	R$ 18,816,430
Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Depreciation and amortization	1,701,989	1,523,906	1,564,032
Net monetary variations	100,918	301,249	324,348
Net exchange variations	213,592	119,580	247,842
Financial charges	13,523	1,048,041	1,641,929
Income from financial assets	(4,314,136)	(6,062,642)	(29,406,261)
Result of equity method investees	(1,384,850)	(1,167,484)	(3,201,248)
Construction revenue	(1,092,930)	(1,034,868)	(1,225,053)
Provision (reversal) for doubtful accounts	78,728	165,981	179,040
Provision (reversal) for contingencies	1,819,710	3,718,687	5,891,170
Provision (reversal) for impairment of assets	(6,546,048)	714,611	5,758,225
Provision (reversal) for onerous contracts	(1,353,849)	(584,170)	1,175,185
Provision (reversal) for losses on investments	213,246	(335,592)	1,479,088
Provision (reversal) hydrological risk - GSF			(451,340)
Provision (reversal) Aneel - CCC	1,187,278
Water resources inspection fee - TFRH	(1,183,583)	517,727	(451,340)
Charges from global reversal reserve	333,524	587,885
Minority stake in earnings	(154,796)	(74,994)	(132,389)
Charges on shareholder resources	270,533	388,408	200,857
Financial instruments - derivatives	43,012	(201,589)	(218,714)
Others	(264,708)	503,420	496,113
Adjustments to reconcile profit (loss)	(10,318,847)	128,155	(15,878,033)
(Increases) decreases in operating assets
Accounts receivables	350,086	2,203,377	(232,583)
Marketable securities	578,652	(1,339,149)	1,015,563
Reimbursement rights	(2,564,131)	2,852,983	2,384,511
Inventories	98,951	(27,998)	81,186
Nuclear fuel inventory	(42,888)	(165,154)	(150,128)
Financial asset - Itaipu and public service concessions	232,797	21,120	1,036,633
Assets held for sale	367,604	(2,902,573)	217,572
Hydrological Risk	121,278	137,550	226,779
Others	(1,423,307)	1,238,595	(1,269,117)
(Increases) decreases in operating assets	(2,280,957)	2,018,751	3,310,416
Increases (decreases) in operating liabilities
Suppliers	(3,233,836)	(4,862,236)	(991,786)
Advances from clients	(85,675)	(54,437)	(61,195)
Leasing	(101,705)	320,061	303,380
Estimated obligations	304,408	101,172	76,674
Reimbursement obligations	(1,108,515)	(188,961)	71,400
Regulatory fees	(52,050)	168,739	82,584
Liabilities associated with assets held for sale	3,497,047	2,455,657	(399,996)
Others	1,037,991	631,908	(612,910)
Increases (decreases) in operating liabilities	257,666	(1,428,097)	(1,531,849)
Cash generated from operations	2,401,102	3,676,673	4,716,963
Payment of financial charges	(2,992,595)	(3,584,428)	(3,806,170)
Payment of charges from global reversal reserve	(190,527)	(185,152)
Receipt of annual permitted revenue (financial assets)	7,846,358	4,137,804	1,226,501
Receipt of financial charges	736,601	722,091	1,122,490
Payment of income tax and social contributions	(2,236,737)	(1,886,815)	(1,229,862)
Payment of refinancing of taxes and contributions - principal	(51,883)	(152,168)	(121,097)
Receipt of remuneration from equity investments	1,469,894	1,038,498	694,003
Payment of supplemental retirement plans	(282,966)	(477,166)	(229,766)
Payment of legal contingencies	(1,086,695)	(652,199)	(716,101)
Judicial deposits	(709,106)	(16,412)	(470,445)
Net cash from (used in) operating activities of continued operations	4,903,446	2,620,725	1,186,517
Net cash from (used in) operating activities of discontinued operations	(546,575)	(1,926,333)	(816,477)
Net cash from (used in) operating activities	4,356,871	694,392	370,040
FINANCING ACTIVITIES
Loans and financing	1,024,168	930,017	2,544,200
Payment of loans and financing - principal	(6,374,321)	(5,493,574)	(4,377,984)
Payment of shareholders remuneration	(64,499)	(381,436)	(5,790)
Advances for future capital increase from shareholders			2,197,413
Global Reversion Reserve Resources		800,654	1,007,112
Others	(149,148)	173,317	127
Net cash from (used in) financing activities of continued operations	(5,563,800)	(3,971,022)	1,365,078
Net cash from (used in) financing activities of discontinued operations	549,046	2,029,641	929,797
Net cash from (used in) financing activities	(5,014,754)	(1,941,381)	2,294,875
INVESTMENT ACTIVITIES
Granting of loans and financing	(189,512)		(242,154)
Receipt of loans and financing	2,403,651	3,662,208	2,398,790
Acquisition of fixed assets	(1,132,006)	(1,206,337)	(1,638,470)
Acquisition of intangible assets	(129,039)	(36,210)	(38,098)
Acquisition/contribution of capital in shareholdings	(1,065,501)	(1,792,592)	(3,272,685)
Granting of advances for future capital increase	(151,005)	(110,124)	(622,688)
Disposal of investments in shareholdings	714,841	1,082,002
Net cash flow from subsidiary acquired		(67,645)
Others	25	89,634	(55,214)
Net cash from (used in) investment activities of continued operations	451,454	1,620,936	(3,470,519)
Net cash from (used in) investment activities of discontinued operations	(30,146)	(77,550)	(92,512)
Net cash from (used in) investment activities	421,308	1,543,386	(3,563,032)
Increase (decrease) in cash and cash equivalents	(236,575)	296,397	(898,118)
Cash and cash equivalents at the beginning of the year of continued operations	792,252	327,198	1,246,125
Cash		597,837
Cash and cash equivalents at end of fiscal year of continued operations	583,352	792,252	327,198
Increase (decrease) in cash and cash equivalents of discontinued operations	R$ (27,675)	R$ 25,758	R$ 20,809